CONSOLIDATED STATEMENTS OF MEMBERS' (DEFICIT) EQUITY (Parenthetical) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Rubicon Technologies, LLC and Subsidiaries [Member] | Rubicon [Member]
Contribution of Issuance costs	$ 112